Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000001551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.56%	0.00%	1.47%
C000001548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.01%	(1.05%)	0.84%
C000001552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.94%	0.06%	1.64%
C000001555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.61%	1.13%	2.29%
C000001559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.13%	0.11%	1.59%
C000001556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.45%	(0.95%)	0.96%
Without Sales Load [Member] | C000137683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.50%	(1.00%)	0.63%
Without Sales Load [Member] | C000001548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.46%	(0.20%)	1.27%
Without Sales Load [Member] | C000001552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.49%	0.92%	2.08%
Without Sales Load [Member] | C000137684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.56%	0.12%	1.43%
Without Sales Load [Member] | C000137685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.16%	(0.87%)	0.75%
Without Sales Load [Member] | C000001556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.89%	(0.09%)	1.39%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.57%	1.14%	2.30%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.08%	0.43%	1.54%
S And P Municipal Bond Georgia Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Georgia Index
Average Annual Return, Percent	6.40%	1.23%	2.14%
S And P Municipal Bond Louisiana Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Louisiana Index
Average Annual Return, Percent	6.42%	1.53%	2.48%
S And P Municipal Bond North Carolina Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond North Carolina Index
Average Annual Return, Percent	6.40%	1.01%	1.99%